Related parties	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Related parties

20	Related parties

The Company’s related parties are subsidiaries, joint ventures, associates, shareholders and its related entities and key management personnel of the Company.

(a)	Balances

	Cash and cash equivalents		Trade accounts receivables		Related parties’ assets		Trade payables, lease and confirming liabilities		Dividends payable		Related parties’ liabilities
Assets and liabilities	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Parent
Votorantim S.A.	-	-	-	-	2	2	1,418	101	-	-	4,694	3,658

Related parties
Acerbrag S.A.	-	-	792	-	-	-	-	-	-	-	-	-
Auren Comercializadora de Energia Ltda.	-	-	-	-	-	-	564	907	-	-	-	-
Auren Energia S.A.	-	-	-	-	-	-	-	-	24,234	1,307	-	-
Campos Novos Energia S.A.	-	-	-	-	-	1,544	10,008	7,104	-	-	-	-
Companhia Brasileira de Alumínio	-	-	163	299	-	-	-	70	-	-	1	7
Scotiabank Peru SAA (i)	40,294	44,251	-	-	-	-	63,866	30,216	-	-	-	-
Votorantim Cimentos S.A.	-	-	576	586	-	-	393	412	-	-	-	-
Votorantim International CSC S.A.C	-	-	-	-	-	-	-	-	-	-	-	420
Other	-	-	1	-	-	-	99	22	2,684	2,400	-	-
	40,294	44,251	1,532	885	2	1,546	76,348	38,832	26,918	3,707	4,695	4,085
Current	40,294	44,251	1,532	885	-	-	72,292	35,806	26,918	3,707	-	-
Non-current	-	-	-	-	2	1,546	4,056	3,026	-	-	4,695	4,085
	40,294	44,251	1,532	885	2	1,546	76,348	38,832	26,918	3,707	4,695	4,085

(b)	Transactions

	Sales			Purchases
Profit and loss	2025	2024	2023	2025	2024	2023
Parent
Votorantim S.A.	-	-	-	6,910	8,908	7,484

Related parties
Acerbrag S.A.	1,382	-	-	-	-	-
Auren Comercializadora de Energia Ltda.	-	1,140	744	5,041	6,384	7,971
Campos Novos Energia S.A.	-	-	-	47,560	51,973	61,545
Companhia Brasileira de Alumínio	337	640	161	65	-	210
Group Andrade Gutierrez (ii)	-	-	-	-	19,832	73,757
Scotiabank Peru SAA (i)	-	-	-	573	282	17
Votorantim Cimentos S.A.	-	-	-	-	-	1,050
Votorantim International CSC S.A.C	-	-	-	-	-	5,122
Other	-	-	-	3,238	1,061	436
	1,719	1,780	905	63,387	88,440	157,592

(i) Scotiabank Peru S.A.A., an entity for which one member of the Company’s Board of Directors serves as an independent chairman and may have significant influence, has transactions with Nexa related to leasing and confirming operations. The outstanding balances arising from these transactions as of December 31, 2025, amounted to USD 8,667 (2024: USD 5,404) for leasing operations and USD 55,199 (2024: USD 24,812) for confirming operations. Confirming operations consist of arrangements whereby payments otherwise due to suppliers are settled through the bank. In addition, purchase transactions presented in chart (b) above relate to interest expenses on lease contracts.

(ii) Nexa entered into contracts with Consórcio Construtor Nova Aripuanã (a consortium of Andrade Gutierrez group companies) for construction and operational services related to the Aripuanã project. At that time, a close family member of one of the Company’s board members was considered to have significant influence on the holding level of Andrade Gutierrez. In mid-2024, the board member associated with this entity terminated their contract with Nexa, and Andrade Gutierrez ceased to be regarded as a related party.

(c)	Key management compensation

Key management includes the members of the Company's global executive team and Board of Directors. Key management compensation, including all benefits, was as follows:

	2025	2024
Short-term benefits	8,061	7,713
Other long-term benefits	457	116
	8,518	7,829

Short-term benefits include fixed compensation, payroll charges and short-term benefits under the Company’s variable compensation program. Other long-term benefits relate to the variable compensation program.